PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Consumer Discretionary - 8.5%
Home & Office Products - 2.6%
Scotts Miracle-Gro Company (The)	7,600	$ 1,064,456

Leisure Products - 0.3%
YETI Holdings, Inc. (a)	1,900	116,964

Retail - Discretionary - 5.6%
O'Reilly Automotive, Inc. (a)	3,500	2,272,340

Consumer Staples - 10.3%
Food - 5.0%
McCormick & Company, Inc.	17,400	1,655,958
Utz Brands, Inc.	24,000	366,000
		2,021,958
Household Products - 5.3%
Church & Dwight Company, Inc.	17,000	1,663,450
Clorox Company (The)	3,500	510,265
		2,173,715
Financials - 9.1%
Asset Management - 4.0%
T. Rowe Price Group, Inc.	11,200	1,619,072

Institutional Financial Services - 5.1%
FactSet Research Systems, Inc.	5,100	2,071,059

Health Care - 15.8%
Health Care Facilities & Services - 2.7%
ICON plc (a)	4,537	1,079,851

Medical Equipment & Devices - 13.1%
Mettler-Toledo International, Inc. (a)	1,885	2,655,475
Quidel Corporation (a)	1,600	169,264
ResMed, Inc.	5,300	1,307,775
Teleflex, Inc.	3,600	1,210,716
		5,343,230

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Industrials - 21.8%
Electrical Equipment - 5.7%
AMETEK, Inc.	17,900	$ 2,323,241

Industrial Intermediate Products - 4.0%
RBC Bearings, Inc. (a)	8,350	1,618,647

Machinery - 6.5%
IDEX Corporation	11,000	2,110,900
Valmont Industries, Inc.	2,500	541,125
		2,652,025
Transportation & Logistics - 5.6%
Expeditors International of Washington, Inc.	22,100	2,284,256

Materials - 4.3%
Chemicals - 4.3%
Ecolab, Inc.	10,000	1,762,600

Technology - 25.4%
Semiconductors - 4.7%
NXP Semiconductors N.V.	4,400	836,528
Silicon Laboratories, Inc. (a)	7,100	1,091,341
		1,927,869
Software - 12.4%
ANSYS, Inc. (a)	6,820	2,210,976
Bottomline Technologies (de), Inc. (a)	21,300	1,206,432
Informatica, Inc. - Class A (a)	7,000	141,120
Pegasystems, Inc.	17,130	1,492,365
		5,050,893
Technology Hardware - 4.4%
Trimble, Inc. (a)	25,500	1,778,625

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Technology - 25.4% (Continued)
Technology Services - 3.9%
CoStar Group, Inc. (a)	26,250	$ 1,601,513

Total Common Stocks (Cost $14,145,115)		$ 38,762,314

EXCHANGE-TRADED FUNDS - 2.9%	Shares	Value
Health Care - 2.9%
Biotech & Pharma - 2.9%
SPDR® S&P® Biotech ETF (Cost $827,662)	13,300	$ 1,194,739

MONEY MARKET FUNDS - 1.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $772,566)	772,566	$ 772,566

Total Investments at Value - 100.0% (Cost $15,745,343)		$ 40,729,619

Other Assets in Excess of Liabilities - 0.0% (c)		10,123

Net Assets - 100.0%		$ 40,739,742

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2022.
(c)	Percentage rounds to less than 0.1%.